Long-Term Debt (Summary of long-term debt) (Details) - CAD ($) $ in Millions	Feb. 29, 2020	Sep. 01, 2019	Aug. 31, 2019
Disclosure of detailed information about borrowings [line items]
Less current portion	$ 1	$ 1,251	$ 1,251
Non-current portion	$ 4,050	$ 4,057	4,057
Fixed rate senior notes 5.65% due October 1, 2019 [Member] | Effective interest rate | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	5.69%
Fixed rate senior notes 5.65% due October 1, 2019 [Member] | Fixed interest rate | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	5.65%
Fixed rate senior notes 5.50% due December 7, 2020 [Member] | Effective interest rate | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	5.55%
Fixed rate senior notes 5.50% due December 7, 2020 [Member] | Fixed interest rate | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	5.50%
Fixed rate senior notes 3.15% due February 19, 2021 [Member] | Effective interest rate | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	3.17%
Fixed rate senior notes 3.15% due February 19, 2021 [Member] | Fixed interest rate | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	3.15%
Fixed Rate Senior Notes 3.80% due November 2, 2023 [Member] | Effective interest rate | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	3.80%
Fixed Rate Senior Notes 3.80% due November 2, 2023 [Member] | Fixed interest rate | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	3.80%
Fixed rate senior notes 4.35% due January 31, 2024 [Member] | Effective interest rate | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	4.35%
Fixed rate senior notes 4.35% due January 31, 2024 [Member] | Fixed interest rate | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	4.35%
Fixed rate senior notes 3.80% due March 1, 2027 [Member] | Effective interest rate | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	3.84%
Fixed rate senior notes 3.80% due March 1, 2027 [Member] | Fixed interest rate | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	3.80%
Fixed Rate Senior Notes 4.40% due November 2, 2028 [Member] | Effective interest rate | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	4.40%
Fixed Rate Senior Notes 4.40% due November 2, 2028 [Member] | Fixed interest rate | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	4.40%
Fixed rate senior notes 6.75% due November 9, 2039 [Member] | Effective interest rate | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	6.89%
Fixed rate senior notes 6.75% due November 9, 2039 [Member] | Fixed interest rate | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	6.75%
Fixed Rate Senior Notes 3.30% due December 10, 2029 [Member] | Effective interest rate | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	3.41%
Fixed Rate Senior Notes 3.30% due December 10, 2029 [Member] | Fixed interest rate | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	3.30%
Fixed Rate Senior Notes 4.25% due December 9, 2049 [Member] | Effective interest rate | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	4.33%
Fixed Rate Senior Notes 4.25% due December 9, 2049 [Member] | Fixed interest rate | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	4.25%
Long-term debt at amortized cost [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	$ 4,051		5,308
Less current portion	1		1,251
Non-current portion	4,050		4,057
Long-term debt at amortized cost [Member] | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	4,001		5,258
Long-term debt at amortized cost [Member] | Fixed rate senior notes 5.65% due October 1, 2019 [Member] | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	0		1,250
Long-term debt at amortized cost [Member] | Fixed rate senior notes 5.50% due December 7, 2020 [Member] | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	0		499
Long-term debt at amortized cost [Member] | Fixed rate senior notes 3.15% due February 19, 2021 [Member] | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	0		299
Long-term debt at amortized cost [Member] | Fixed Rate Senior Notes 3.80% due November 2, 2023 [Member] | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	498		498
Long-term debt at amortized cost [Member] | Fixed rate senior notes 4.35% due January 31, 2024 [Member] | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	498		498
Long-term debt at amortized cost [Member] | Fixed rate senior notes 3.80% due March 1, 2027 [Member] | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	298		298
Long-term debt at amortized cost [Member] | Fixed Rate Senior Notes 4.40% due November 2, 2028 [Member] | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	496		496
Long-term debt at amortized cost [Member] | Fixed rate senior notes 6.75% due November 9, 2039 [Member] | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	1,420		1,420
Long-term debt at amortized cost [Member] | Fixed Rate Senior Notes 3.30% due December 10, 2029 [Member] | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	495		0
Long-term debt at amortized cost [Member] | Fixed Rate Senior Notes 4.25% due December 9, 2049 [Member] | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	296		0
Long-term debt at amortized cost [Member] | Burrard Landing Lot 2 Holdings Partnership [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	50		50
Adjustment for Finance Costs [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	49		42
Less current portion	0		1
Non-current portion	49		41
Adjustment for Finance Costs [Member] | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	49		42
Adjustment for Finance Costs [Member] | Fixed rate senior notes 5.65% due October 1, 2019 [Member] | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	0		0
Adjustment for Finance Costs [Member] | Fixed rate senior notes 5.50% due December 7, 2020 [Member] | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	0		1
Adjustment for Finance Costs [Member] | Fixed rate senior notes 3.15% due February 19, 2021 [Member] | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	0		1
Adjustment for Finance Costs [Member] | Fixed Rate Senior Notes 3.80% due November 2, 2023 [Member] | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	2		2
Adjustment for Finance Costs [Member] | Fixed rate senior notes 4.35% due January 31, 2024 [Member] | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	2		2
Adjustment for Finance Costs [Member] | Fixed rate senior notes 3.80% due March 1, 2027 [Member] | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	2		2
Adjustment for Finance Costs [Member] | Fixed Rate Senior Notes 4.40% due November 2, 2028 [Member] | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	4		4
Adjustment for Finance Costs [Member] | Fixed rate senior notes 6.75% due November 9, 2039 [Member] | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	30		30
Adjustment for Finance Costs [Member] | Fixed Rate Senior Notes 3.30% due December 10, 2029 [Member] | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	5		0
Adjustment for Finance Costs [Member] | Fixed Rate Senior Notes 4.25% due December 9, 2049 [Member] | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	4		0
Adjustment for Finance Costs [Member] | Burrard Landing Lot 2 Holdings Partnership [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	0		0
Long-term Debt Repayable at Maturity [member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	4,100		5,350
Less current portion	1		1,252
Non-current portion	4,099		4,098
Long-term Debt Repayable at Maturity [member] | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	4,050		5,300
Long-term Debt Repayable at Maturity [member] | Fixed rate senior notes 5.65% due October 1, 2019 [Member] | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	0		1,250
Long-term Debt Repayable at Maturity [member] | Fixed rate senior notes 5.50% due December 7, 2020 [Member] | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	0		500
Long-term Debt Repayable at Maturity [member] | Fixed rate senior notes 3.15% due February 19, 2021 [Member] | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	0		300
Long-term Debt Repayable at Maturity [member] | Fixed Rate Senior Notes 3.80% due November 2, 2023 [Member] | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	500		500
Long-term Debt Repayable at Maturity [member] | Fixed rate senior notes 4.35% due January 31, 2024 [Member] | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	500		500
Long-term Debt Repayable at Maturity [member] | Fixed rate senior notes 3.80% due March 1, 2027 [Member] | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	300		300
Long-term Debt Repayable at Maturity [member] | Fixed Rate Senior Notes 4.40% due November 2, 2028 [Member] | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	500		500
Long-term Debt Repayable at Maturity [member] | Fixed rate senior notes 6.75% due November 9, 2039 [Member] | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	1,450		1,450
Long-term Debt Repayable at Maturity [member] | Fixed Rate Senior Notes 3.30% due December 10, 2029 [Member] | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	500		0
Long-term Debt Repayable at Maturity [member] | Fixed Rate Senior Notes 4.25% due December 9, 2049 [Member] | Corporate [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	300		0
Long-term Debt Repayable at Maturity [member] | Burrard Landing Lot 2 Holdings Partnership [Member]
Disclosure of detailed information about borrowings [line items]
Total consolidated debt	$ 50		$ 50